Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The components of our income tax provision in 2011, 2010 and 2009 were as follows:

(Millions)	2011	2010	2009
Current taxes:
Federal	$935.8	$555.9	$657.4
State	101.0	22.8	61.2
Total current taxes	1,036.8	578.7	718.6
Deferred taxes (benefits):
Federal	50.0	288.3	(81.1)
State	5.3	10.4	(12.8)
Total deferred income taxes	55.3	298.7	(93.9)
Total income taxes	$1,092.1	$877.4	$624.7

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Income taxes were different from the amount computed by applying the statutory federal income tax rate to income before income taxes as follows:

(Millions)	2011	2010	2009
Income before income taxes	$3,077.8	$2,644.2	$1,901.2
Tax rate	35%	35%	35%
Application of the tax rate	1,077.2	925.5	665.4
Tax effect of:
Valuation allowance	—	(36.6)	(19.4)
Other, net	14.9	(11.5)	(21.3)
Income taxes	$1,092.1	$877.4	$624.7

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The significant components of our net deferred tax assets at December 31, 2011 and 2010 were as follows:

(Millions)	2011	2010
Deferred tax assets:
Reserve for anticipated future losses on discontinued products	$160.6	$201.0
Employee and postretirement benefits	550.4	488.8
Investments, net	102.4	133.8
Deferred policy acquisition costs	40.6	41.9
Insurance reserves	139.8	107.2
Net operating losses	46.8	33.2
Severance and facilities	48.5	19.3
Other	83.1	71.0
Gross deferred tax assets	1,172.2	1,096.2
Less: Valuation allowance	35.7	33.0
Deferred tax assets, net of valuation allowance	1,136.5	1,063.2
Deferred tax liabilities:
Unrealized gains on investment securities	333.3	227.7
Goodwill and other acquired intangible assets	396.1	267.0
Cumulative depreciation and amortization	228.7	211.6
Total gross deferred tax liabilities	958.1	706.3
Net deferred tax assets (1)	$178.4	$356.9

(1)
Includes $387.2 million and $327.0 million classified as current assets at December 31, 2011 and 2010, respectively. Includes $208.8 million classified as long-term liabilities and $29.9 million classified as long-term assets at December 31, 2011 and 2010, respectively.